Employee Benefit Plans - Fair Value Measurements Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in fair value of plan assets
Fair value, December 31	$ 24,133	$ 23,525
U.S. government and government agency securities
Change in fair value of plan assets
Fair value, December 31	4,166	3,847
Non-U.S. debt securities
Change in fair value of plan assets
Fair value, December 31	1,114	1,055
Private real estate
Change in fair value of plan assets
Fair value, December 31	127	119
Real estate commingled/mutual funds
Change in fair value of plan assets
Fair value, December 31	636	469
Limited partnerships
Change in fair value of plan assets
Fair value, December 31	187	262
Other investments
Change in fair value of plan assets
Fair value, December 31	618	797
Level 3
Change in fair value of plan assets
Fair value, January 1	879	817	739
Actual Return on Plan Assets Still Held at the Reporting Date	31	19	25
Purchases	159	166	80
Sales and Settlements	(103)	(95)	(28)
Transfers into/ (out of) Level 3	(4)	(28)	1
Fair value, December 31	962	879	817
Level 3 | U.S. government and government agency securities
Change in fair value of plan assets
Fair value, January 1	12	13	13
Actual Return on Plan Assets Still Held at the Reporting Date	0	0	0
Purchases	0	0	0
Sales and Settlements	(1)	(1)	0
Transfers into/ (out of) Level 3	0	0	0
Fair value, December 31	11	12	13
Level 3 | Non-U.S. debt securities
Change in fair value of plan assets
Fair value, January 1	6	10	10
Actual Return on Plan Assets Still Held at the Reporting Date	0	(2)	(1)
Purchases	0	0	1
Sales and Settlements	(2)	(2)	(1)
Transfers into/ (out of) Level 3	(4)	0	1
Fair value, December 31	0	6	10
Level 3 | Private real estate
Change in fair value of plan assets
Fair value, January 1	119	110	113
Actual Return on Plan Assets Still Held at the Reporting Date	5	4	(2)
Purchases	5	7	2
Sales and Settlements	(2)	(2)	(3)
Transfers into/ (out of) Level 3	0	0	0
Fair value, December 31	127	119	110
Level 3 | Real estate commingled/mutual funds
Change in fair value of plan assets
Fair value, January 1	462	324	249
Actual Return on Plan Assets Still Held at the Reporting Date	20	15	13
Purchases	150	123	62
Sales and Settlements	0	0	0
Transfers into/ (out of) Level 3	0	0	0
Fair value, December 31	632	462	324
Level 3 | Limited partnerships
Change in fair value of plan assets
Fair value, January 1	145	231	232
Actual Return on Plan Assets Still Held at the Reporting Date	5	8	8
Purchases	3	23	11
Sales and Settlements	(88)	(89)	(20)
Transfers into/ (out of) Level 3	0	(28)	0
Fair value, December 31	65	145	231
Level 3 | Other investments
Change in fair value of plan assets
Fair value, January 1	135	129	122
Actual Return on Plan Assets Still Held at the Reporting Date	1	(6)	7
Purchases	1	13	4
Sales and Settlements	(10)	(1)	(4)
Transfers into/ (out of) Level 3	0	0	0
Fair value, December 31	$ 127	$ 135	$ 129